Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in unrecognized tax benefits
Gross amounts of unrecognized tax benefits as of the beginning of the period	$ 424	$ 312	$ 267
Increases related to prior period tax positions	120	61	14
Decreases related to prior period tax positions	(6)	(23)	(18)
Increases related to current period tax positions	287	112	51
Settlements	(20)	(35)	(1)
Statute of limitation expirations	(5)	(3)	(1)
Gross amounts of unrecognized tax benefits as of the end of the period	$ 800	$ 424	$ 312